                                    [GRAPHIC]



  SunAmerica

                           THE RETIREMENT SPECIALIST
    Senior Floating Rate Fund
    2002 SEMIANNUAL REPORT


[LOGO] AIG Sun America
Mutual Funds

                        Table of Contents
--------------------------------------------------------------------------------

                  SENIOR FLOATING RATE REVIEW AND OUTLOOK   2
                  STATEMENT OF ASSETS AND LIABILITIES....   4
                  STATEMENT OF OPERATIONS................   5
                  STATEMENTS OF CHANGES IN NET ASSETS....   6
                  STATEMENT OF CASH FLOWS................   7
                  FINANCIAL HIGHLIGHTS...................   8
                  PORTFOLIO OF INVESTMENTS...............  11
                  NOTES TO FINANCIAL STATEMENTS..........  16
                  DIRECTORS INFORMATION..................  24

           June 30, 2002                                   SEMIANNUAL REPORT


Dear Shareholders,

    We are pleased to present you with this semiannual report for the SunAmerica Senior Floating Rate Fund. The reporting period for the Fund began January 1, 2002 and ended June 30, 2002.

    The Senior Floating Rate Fund is comprised of corporate loans issued by well-capitalized large- and medium-size corporations. All loans held in the portfolio are senior with respect to repayment status, and more than 90 percent of these loans are secured by the issuing company's assets.

    The portfolio provides investors with above average levels of current income on a quarterly basis. At the same time, due to the nature of the assets held within it, this portfolio offers less investment risk than other classes of assets frequently used by investors to generate high levels of current income.*

    During the past semiannual period, the Federal Funds rate remained unchanged at 1.75%. According to Federal Reserve Chairman Alan Greenspan, this decision was based on uncertainties originating in the U.S. as well as abroad. Despite challenges of high magnitude on several fronts, the U.S. economy has shown considerable resiliency. Consumer spending, which accounts for two thirds of the nation's economic activity, remains strong; inflation is low; and productivity continues to grow at a brisk pace.

    Throughout the past six months, the Fund's manager has continued to manage the portfolio's senior corporate debt based on the fundamentals of each individual company participating in the Fund. The manager will continue to pursue this credit-specific strategy going forward, seeking out companies with strong, stable cash flows and the ability to collateralize their loans adequately. As we have in the past, we will continue to exercise judicious oversight in the management of the Senior Floating Rate Fund.

Sincerely,

/s/ Peter A. Harbeck

Peter A. Harbeck
President
AIG SunAmerica Mutual Funds
--------
*The Fund is not a money market fund and its net asset value may fluctuate.
 Investments in Loans involve certain risks including nonpayment of principal and interest; collateral impairment; nondiversification and borrower industry concentration; and lack of full liquidity, which may impair the Fund's ability to obtain full value for Loans sold. The Fund may invest all or substantially all of its assets in Loans or other securities that are rated below investment grade, or in comparable unrated securities. Credit risks include the possibility of a default on the Loan or bankruptcy of the borrower. The value of these Loans is subject to a greater degree of volatility in response to interest rate fluctuations.

        SunAmerica Senior Floating Rate Fund
-------------------------------------------------------------------------------

Chris Jansen and Team, Portfolio Managers
Stanfield Capital Partners

How did you manage the portfolio over the semiannual period from January 1, 2002 to June 30, 2002?

During the past six months, we continued to position the portfolio defensively, based on our perception that the GDP growth that we saw in the fourth quarter of 2001 was borrowed from future months. While consumer spending has been strong during this period, capital spending in the business sector remained weak throughout 2001 and the first half of 2002.

We do expect some improvement in the business environment during the remainder of 2002. In anticipation of this, we have increased our positions in senior floating rate debt issued by cyclical companies within the portfolio, since companies in cyclical industries are positioned to be the first to benefit from economic recovery. Many companies in cyclical industry groups also own physical plants, equipment, and in certain cases, inventory that can be used to collateralize corporate debt.

Would you give us some specific examples of loans that you have bought or sold over the past six months?

During the first half of 2002, we sold a number of positions across a variety of sectors which were overvalued in our opinion. These sales were affected, primarily to take advantage of the strength of the bank loan market and to reallocate the portfolio holdings to the cyclical sector of the market. These positions have reduced our holdings in lodging and casinos, industrial equipment and the automotive industries.

We also sold holdings in the cellular telephone tower industry, due to the over-leveraging of firms within the telecommunications sector. One recent purchase in the portfolio is the consumer products company Playtex Products. This company manufactures a wide range of household products. Like many of the companies whose debt we currently hold, Playtex shows a strong capacity to benefit from broad, steady patterns of consumer spending. The portfolio continues to hold many positions that we purchased prior to January, concentrating our loans within industries that are capable of strong, stable cash flows and the ability to collateralize loans adequately.

--------------------------------------------------------------------------------


What is your investment strategy and outlook for the remainder of 2002?

During the past six months, the market for senior loans has been very credit specific. For the remainder of 2002, our investment strategy will continue to be guided by the merits of each individual company's fundamental strengths. In the coming months, we will select senior floating rate debt carefully based on the size of each company and its footprint within its own market. We will then consider how these factors affect each company's cash flow generation capabilities and its ability to collateralize loans.

Event risk, a term we use to describe any single negative occurrence, whether it relates to terrorism or corporate malfeasance, is currently our greatest source of concern. Recently, the market has reacted strongly to individual negative events, discounting entire industry sectors in instances that related directly to only one or two individual companies. Despite the market volatility of the past six months, we are becoming more comfortable with the economy, and expect it to firm slightly in the coming months.

      SunAmerica Senior Floating Rate Fund, Inc.
      STATEMENT OF ASSETS AND LIABILITIES -- June 30, 2002 -- (unaudited)
-------------------------------------------------------------------------------

ASSETS:
Investments in loans and securities, at value (Identified cost, $188,025,505)... $173,955,134
Cash............................................................................    1,461,338
Receivables:
 Investments sold...............................................................       28,662
 Fund shares sold...............................................................      387,790
 Interest receivable on bank loans..............................................      826,525
 Due from investment adviser....................................................      215,556
Prepaid expenses................................................................       43,335
                                                                                 ------------
   Total assets.................................................................  176,918,340
                                                                                 ------------
LIABILITIES:
Payables:
 Fund shares repurchased........................................................    5,971,774
 Fund dividends.................................................................      531,077
 Investment adviser (Note 5)....................................................      123,269
 Custody and transfer agent fees................................................       90,353
 Distribution and service fees..................................................      127,391
 Administration fees (Note 5)...................................................       37,216
 Other accrued expenses.........................................................       81,819
                                                                                 ------------
   Total liabilities............................................................    6,962,899
                                                                                 ------------
    Net assets.................................................................. $169,955,441
                                                                                 ============
NET ASSETS CONSIST OF:
Capital shares at par value of $.01 (Note 3).................................... $    187,481
Additional paid-in capital......................................................  201,324,998
                                                                                 ------------
                                                                                  201,512,479
Accumulated undistributed net investment income.................................       47,286
Accumulated net realized loss...................................................  (17,533,953)
Unrealized depreciation on investments..........................................  (14,070,371)
                                                                                 ------------
    Net assets.................................................................. $169,955,441
                                                                                 ============

                                                           Class B     Class C      Class D
NET ASSET VALUES:                                        ----------- ------------ -----------
Net assets at value..................................... $38,000,110 $110,573,476 $21,381,855
Shares outstanding......................................   4,192,085   12,197,631   2,358,405
Net Asset Value, offering and redemption price per share $      9.06 $       9.07 $      9.07
                                                         =========== ============ ===========


See Notes to Financial Statements.

      SunAmerica Senior Floating Rate Fund, Inc.
      STATEMENT OF OPERATIONS -- For the six months ended June 30, 2002--(unaudited)
--------------------------------------------------------------------------------


INVESTMENT INCOME:
Interest................................................................... $ 4,564,528
Facility and other fee income (Note 2).....................................     571,345
                                                                            -----------
Total income...............................................................   5,135,873
                                                                            -----------
EXPENSES:
Investment advisor fee (Note 5)............................................     812,628
Distribution fee for Class B (Note 8)......................................     104,326
Distribution fee for Class C (Note 8)......................................     313,610
Service fee for Class B (Note 8)...........................................      52,163
Service fee for Class C (Note 8)...........................................     157,636
Custody fee................................................................      48,399
Transfer agent fee.........................................................     108,985
Audit and legal fees.......................................................      35,929
Administration fees (Note 5)...............................................     382,413
Directors' fees and expenses...............................................      14,222
Registration and filing fees...............................................      51,100
Miscellaneous..............................................................     140,580
                                                                            -----------
Gross expenses.............................................................   2,221,991
Waiver of fees and reimbursement of expenses by investment adviser (Note 6)    (822,202)
Custody credit.............................................................      (5,382)
                                                                            -----------
   Net expenses............................................................   1,394,407
                                                                            -----------
Net investment income......................................................   3,741,466
                                                                            -----------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investment transactions...............................  (3,818,587)
Change in unrealized appreciation (depreciation) on investments............   4,308,147
                                                                            -----------
Net realized and unrealized gain (loss) on investments.....................     489,560
                                                                            -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................... $ 4,231,026
                                                                            ===========


See Notes to Financial Statements.

      SunAmerica Senior Floating Rate Fund, Inc.
      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                For the six months ended
                                                                     June 30, 2002       For the year ended
                                                                      (unaudited)        December 31, 2001
                                                                ------------------------ ------------------
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income..........................................       $  3,741,466          $ 16,822,821
Net realized loss on investment transactions...................         (3,818,587)          (12,093,100)
Change in unrealized appreciation (depreciation) on investments          4,308,147            (5,356,477)
                                                                      ------------          ------------
Net increase (decrease) in net assets resulting from operations          4,231,026              (626,756)
Distributions:
From net investment income, Class B............................           (752,347)           (3,243,336)
From net investment income, Class C............................         (2,214,589)          (12,431,515)
From net investment income, Class D............................           (441,454)           (1,332,106)
                                                                      ------------          ------------
Total distributions............................................         (3,408,390)          (17,006,957)
Decrease in net assets from capital share transactions (Note 3)        (40,238,065)          (51,623,574)
                                                                      ------------          ------------
Decrease in net assets.........................................        (39,415,429)          (69,257,287)
Net assets at beginning of period..............................        209,370,870           278,628,157
                                                                      ------------          ------------
Net assets at end of period....................................       $169,955,441          $209,370,870
                                                                      ============          ============

Accumulated undistributed net investment income (loss).........             47,286          $   (285,790)
                                                                      ============          ============


See Notes to Financial Statements.

      SunAmerica Senior Floating Rate Fund, Inc.
      STATEMENT OF CASH FLOWS -- For the six months ended June 30,
      2002 -- (unaudited)
--------------------------------------------------------------------------------


INCREASE/(DECREASE) IN CASH
Cash flows from operating activities:
Net increase in net assets from operations................................................................... $  4,231,026
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
  Purchase of loans..........................................................................................  (51,611,839)
  Proceed from loans sold....................................................................................   41,584,597
  Loan principal paydowns....................................................................................   46,962,717
  Purchases of short-term securities, net....................................................................    6,386,390
  Decrease in dividends and interest.........................................................................      544,800
  Decrease in receivables for securities sold................................................................      117,734
  Decrease in amount due from investment adviser.............................................................       40,250
  Decrease in other assets...................................................................................       51,783
  Increase in Fund dividends payables........................................................................      385,926
  Decrease in payable to the investment adviser..............................................................     (139,222)
  Increase in other liabilities..............................................................................      (82,137)
  Unrealized depreciation on securities......................................................................   (4,308,147)
  Net realized gain from investments.........................................................................    3,818,587
                                                                                                              ------------
Net cash provided by operating activities.................................................................... $ 47,982,465
                                                                                                              ------------
Cash flows from financing activities:
Proceeds from shares sold....................................................................................    6,116,723
Payment on shares redeemed...................................................................................  (51,794,846)
Cash dividends paid (not including reinvested dividends of $2,495,392).......................................     (932,895)
                                                                                                              ------------
Net cash used for financing activities....................................................................... $(46,611,018)
                                                                                                              ------------
Net increase in cash.........................................................................................    1,371,447
Cash at beginning of period..................................................................................       89,891
                                                                                                              ------------
Cash at end of period........................................................................................ $  1,461,338
                                                                                                              ============


See Notes to Financial Statements.

      SunAmerica Senior Floating Rate Fund, Inc.
      FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)
-------------------------------------------------------------------------------

                                                                    Class B
                                              -------------------------------------------------
                                                                                       Period from
                                              Six Months     Year      Year     Year    8/31/98*
                                                 ended      ended     ended    ended     through
                                              6/30/2002/@/ 12/31/01  12/31/00 12/31/99  12/31/98
                                              -----------  --------  -------- -------- -----------
Net Asset Value, Beginning of Period.........   $  9.03    $  9.64   $  9.98  $  9.98    $10.00
Investment Operations:
Net investment income........................      0.18       0.58      0.75     0.69      0.20
Net realized and unrealized gain(loss) on
 investments.................................      0.01      (0.60)    (0.33)    0.00     (0.02)
                                                -------    -------   -------  -------    ------
 Total from investment operations............      0.19      (0.02)     0.42     0.69      0.18
                                                -------    -------   -------  -------    ------
Distributions
Dividends from net investment income.........     (0.16)     (0.59)    (0.76)   (0.69)    (0.20)
                                                -------    -------   -------  -------    ------
Net Asset Value, End of Period...............   $  9.06    $  9.03   $  9.64  $  9.98    $ 9.98
                                                -------    -------   -------  -------    ------
Total Return.................................      2.14%+    (0.41%)    4.61%    7.13%     1.89%+
Ratios/Supplemental Data
Net assets, end of period (000's)............   $38,000      $42,335  $50,966  $37,439   $4,826
Ratio of net expenses to average net assets..      1.45%#      1.45%    1.42%    0.70%     0.00%#
Ratio of net investment income to average
 net assets..................................      3.95%#      6.23%    7.85%    6.87%     6.11%#
Portfolio turnover rate......................        24%+        69%      41%      30%       18%+
Expense ratio before waiver of fees and
 reimbursement of expenses by adviser........      2.42%#      2.47%    2.31%    2.29%     4.02%#
Net investment income ratio before waiver of
 fees and reimbursement of expenses by
 adviser.....................................      2.98%#      5.21%    6.96%    5.28%     2.09%#

 * Commencement of Operations
 + Not annualized
 # Annualized
 /@/ Unaudited

See Notes to Financial Statements.

      SunAmerica Senior Floating Rate Fund Inc.
      FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)
-------------------------------------------------------------------------------


                                                                      Class C
                                              ----------------------------------------------------
                                                                                         Period from
                                              Six Months     Year      Year      Year     8/31/98 *
                                                ended       ended     ended     ended      through
                                              6/30/2002@   12/31/01  12/31/00  12/31/99   12/31/98
                                              ----------  --------   --------  --------  -----------
Net Asset Value, Beginning of Period.........  $   9.03   $   9.64   $   9.98  $   9.98    $ 10.00
Investment Operations:
Net investment income........................      0.18       0.57       0.76      0.69       0.20
Net realized and unrealized gain(loss) on
 investments.................................      0.02      (0.60)     (0.33)       --      (0.02)
                                               --------   --------   --------  --------    -------
 Total from investment operations............      0.20      (0.03)      0.43      0.69       0.18
                                               --------   --------   --------  --------    -------
Distributions
Dividends from net investment income.........     (0.16)     (0.58)     (0.77)    (0.69)     (0.20)
                                               --------   --------   --------  --------    -------
Net Asset Value, End of Period                 $   9.07   $   9.03   $   9.64  $   9.98    $  9.98
                                               --------   --------   --------  --------    -------
Total Return                                       2.09%+    (0.45%)     4.60%     7.12%      1.89%+
Ratios/Supplemental Data
Net assets, end of period (000's)............  $110,573   $140,664   $227,662  $173,322    $14,259
Ratio of net expenses to average net assets..      1.50%#     1.50%      1.43%     0.79%      0.00%#
Ratio of net investment income to average
 net assets..................................      3.86%#     6.28%      7.85%     6.82%      6.11%#
Portfolio turnover rate......................        24%+       69%        41%       30%        18%+
Expense ratio before waiver of fees and
 reimbursement of expenses by adviser........      2.41%#     2.52%      2.32%     2.25%      4.01%#
Net investment income ratio before waiver of
 fees and reimbursement of expenses by
 adviser.....................................      2.95%#     5.26%      6.96%     5.36%      2.10%#

 * Commencement of Operations
 + Not annualized
 # Annualized
 /@/ Unaudited


See Notes to Financial Statements.

      SunAmerica Senior Floating Rate Fund, Inc.
      FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)
-------------------------------------------------------------------------------


                                                                     Class D
                                                             --------------------
                                                                          The period
                                                               The six       from
                                                               Months      5/02/01*
                                                                ended      through
                                                             6/30/2002/@/  12/31/01
                                                             -----------  ----------
Net Asset Value, Beginning of Period........................   $  9.03     $  9.46
                                                               -------     -------
Investment Operations:
Net investment income.......................................      0.19        0.35
Net realized and unrealized gain(loss) on investments.......      0.02       (0.42)
                                                               -------     -------
 Total from investment operations...........................      0.21       (0.07)
                                                               -------     -------
Distributions
Dividends from net investment income........................     (0.17)      (0.36)
                                                               -------     -------
Net Asset Value, End of Period..............................   $  9.07     $  9.03
                                                               -------     -------
Total Return+...............................................      2.22%      (0.79)%
Ratios/Supplemental Data
Net assets, end of period (000's)...........................   $21,382     $26,372
Ratio of net expenses to average net assets.................      1.25%#      1.25%#
Ratio of net investment income to average net assets........      4.13%#      5.66%#
Portfolio turnover rate.....................................        24%+        69%+
Expense ratio before waiver of fees and reimbursement of
 expenses by adviser........................................      1.70%#      2.27%#
Net investment income ratio before waiver of fees and
 reimbursement of expenses by adviser.......................      3.68%#      4.64%#

 * Commencement of Operations (See Note 3)
 + Not annualized
 # Annualized
 /@/ Unaudited


See Notes to Financial Statements.

      SunAmerica Senior Floating Rate Fund Inc.
      PORTFOLIO OF INVESTMENTS -- June 30, 2002 -- (unaudited)
--------------------------------------------------------------------------------


                                                                Ratings/1/  Maturity
                                                               ------------ --------
                                                   Type        Moody's S&P  Date/2/     Par        Value
Industry    Description                      ----------------- ------- ---- -------- ---------- -----------
LOANS/3/ -- 95.6%
Automobile -- 1.2%
   Amer Axle & Mfg., Inc.................... BTL-B              Ba2     BB  04/30/06 $1,981,340 $ 1,986,825
                                                                                                -----------
Beverage, Food and Tobacco -- 2.2%
   Commonwealth Brands, Inc................. BTL                Ba3    BB-  12/31/04  1,575,170   1,586,984
   Doane Pet Care Co........................ BTL-B               B1     B+  12/31/05    595,823     585,893
   Doane Pet Care Co........................ BTL-C               B1     B+  12/31/06    115,759     113,950
   UST, Inc................................. BTL-B               A2     A   02/16/05  1,473,750   1,492,863
                                                                                                -----------
                                                                                                  3,779,690
Broadcasting and Entertainment -- 16.8%
   CBD Media................................ BTL-B              Ba3     B+  12/31/08  1,500,000   1,511,016
   CC VI Operating Partnership.............. BTL-B              Ba3     BB  11/12/08    500,000     456,625
   CC VIII Operating LLC.................... BTL-B              Ba3    BB+  02/02/08  1,492,500   1,356,517
  * Century Holdings LLC.................... Discretionary BTL  Caa1    D   12/31/09  2,500,000   1,891,145
   Charter Communications Operating Co...... BTL-B              Ba3    BBB- 03/18/08  3,241,875   2,950,106
  * Classic Cable........................... BTL-B              W/R     D   01/31/08  2,380,445   2,094,792
  * Classic Cable........................... DIP                W/R     D   11/13/02    133,333     133,333
   Insight Midwest Holdings, LLC............ BTL-B              Ba3    BB+  12/31/09  3,000,000   2,956,875
   Lamar Media Corp......................... BTL-B              Ba2    BB-  08/01/06  1,732,500   1,742,710
   MCC IOWA (Mediacom)...................... BTL                Ba3    BB+  09/30/10  3,500,000   3,455,277
   Muzak Audio Communications, Inc.......... BTL-B               B2     B+  12/31/06  2,695,147   2,616,538
   Panamsat Corp............................ BTL-A              Ba2     BB  12/31/07  1,662,379   1,645,755
   Pegasus Media and Communications, Inc.... Initial BTL         B1     B+  04/30/05  3,252,018   2,975,596
   Sinclair Broadcast Group................. Incremental BTL    Ba2    BB-  09/30/09    800,000     805,400
   Videotron................................ BTL-B              Ba3    BBB- 12/01/09  1,991,413   1,988,923
                                                                                                -----------
                                                                                                 28,580,608
Buildings & Real Estate -- 3.0%
   Meristar Investment Partners, L.P........ BTL                Ba2     B-  03/31/03  2,273,114   2,278,797
   Wilmar Industries, Inc................... BTL-B               B1     B+  09/29/07    736,875     725,822
   Woodlands Group (Commercial Properties).. BTL                Ba3    BB-  11/30/04    512,644     513,926
   Woodlands Group (Land Development)....... BTL                Ba3    BB-  11/30/04  1,496,485   1,500,226
                                                                                                -----------
                                                                                                  5,018,771
Cargo Transport -- 0.7%
   Atlas Air, Inc........................... BTL-A (AFL III)    Ba1     NR  04/25/05    531,056     484,589
   Atlas Air, Inc........................... BTL-B (AFL III)    Ba1     NR  04/25/06    921,051     840,459
                                                                                                -----------
                                                                                                  1,325,048
Chemicals, Plastics and Rubber -- 4.7%
   Huntsman Corp............................ BTL                Caa2   W/R  12/31/02    547,050     484,140
   Huntsman Corp............................ BTL-C add-on       Caa2   W/R  12/31/05  2,000,000   1,780,000
   Huntsman International LLC............... BTL-B               B2     B+  06/30/07  1,184,496   1,189,739
   Huntsman International LLC............... Revolver            B2     B+  06/30/05    394,763     377,985
   Huntsman International LLC............... BTL-C               B2     B+  06/30/08  1,184,496   1,189,739
   Lyondell Chemical Co..................... BTL-E              Ba3     BB  05/17/06  2,479,988   2,523,150
   OM Group, Inc............................ BTL-C              Ba3     BB  04/01/07    497,477     499,187
                                                                                                -----------
                                                                                                  8,043,940

See Notes to Financial Statements.

      SunAmerica Senior Floating Rate Fund, Inc.
      PORTFOLIO OF INVESTMENTS -- June 30, 2002 -- (unaudited) (continued)
-------------------------------------------------------------------------------

                                                      Ratings/1/  Maturity
                                                      ----------- --------
                                                Type  Moody's S&P Date/2/     Par        Value
Industry    Description                        ------ ------- --- -------- ---------- -----------
Containers, Packaging and Glass -- 8.0%
   Consolidated Container..................... BTL-B    B2    B-  06/30/07 $2,969,543 $ 2,839,626
   Graham Packaging........................... BTL-D    B2     B  01/31/07  1,655,237   1,649,768
   Graphic Packaging Corp..................... BTL     Ba3    BB  02/28/09  1,492,500   1,503,694
   Packaging Corp. of America................. BTL-A   Ba1    BBB 06/29/06    218,801     218,254
   Packaging Corp. of America................. BTL-B   Baa3   BBB 06/29/07    438,801     440,008
   Pliant Corp. (Huntsman Pack)............... BTL-B    B2    B+  05/31/08  2,982,143   2,985,871
   Riverwood International Corp............... BTL-B    B1     B  12/31/06  2,000,000   2,010,000
   Stone Container............................ BTL-F   Ba3    B+  12/31/05  1,989,399   1,995,306
                                                                                      -----------
                                                                                       13,642,527
Diversified/Conglomerate Manufacturing -- 3.6%
   Dresser, Inc............................... BTL-B   Ba3    BB- 04/10/09  1,462,632   1,472,231
   Polypore, Inc.............................. BTL-C   Ba3    B+  12/31/07  1,496,250   1,506,537
   SPX Corp................................... BTL-B   Ba2    BB+ 12/31/06  1,693,743   1,700,413
   Synthetic Industries, Inc.................. BTL-B    B2    B+  12/14/07  1,483,125   1,440,485
                                                                                      -----------
                                                                                        6,119,666
Diversified/Conglomerate Service -- 4.8%
  * Bridge Information Systems, Inc........... BTL-B   Def    W/R 05/29/05    602,367     109,932
   Coinmach Corp.............................. BTL-B    B1     B  07/25/09  1,980,000   1,999,800
   Iron Mountain, Inc......................... BTL     Ba3    BB  02/15/08  3,000,000   3,032,499
   United Rental, Inc......................... BTL     Ba3    B+  08/31/07  2,970,000   2,995,988
                                                                                      -----------
                                                                                        8,138,219
Ecological -- 1.3%
  * IT Group, Inc............................. BTL-B   W/R     D  06/01/06  2,114,716     348,928
  * Safety Kleen.............................. BTL-A    NR    NR  04/03/04    553,574     271,251
  * Safety Kleen.............................. BTL-B    NR    NR  04/03/05  1,739,264     791,365
  * Safety Kleen.............................. BTL-C    NR    NR  04/03/06  1,739,264     791,365
                                                                                      -----------
                                                                                        2,202,909
Electronics -- 6.0%
   Acterna LLC................................ BTL-B   Caa2    B  09/30/07  1,447,059   1,023,794
   Amkor Technologies......................... BTL-B   Ba3    B+  09/30/05    558,065     559,112
   Dynamic Details, Inc....................... BTL-B   Ba3    NR  04/22/05     83,412      75,071
   General Cable Corp......................... BTL-B   Ba3    BB- 05/27/07  1,185,284   1,101,574
   Hughes Electronics Corp.................... BTL-A   Ba3    BB  12/05/02  3,000,000   3,012,189
  * Olympus Cable Holdings, LLC............... BTL-B    B2     D  09/30/10  2,500,000   2,268,750
   Seagate Technology (U.S.) Holdings, Inc.... BTL     Ba1    BB+ 05/13/07    285,700     286,986
   Seagate Technology HDD Holdings, Inc....... BTL     Ba2    BB+ 05/14/07    714,300     717,514
   Superior Telecom, Inc...................... BTL-A    B2    B-  05/26/07  1,079,142     598,924
   Superior Telecom, Inc...................... BTL-B    B3    B-  11/27/05    917,147     505,577
                                                                                      -----------
                                                                                       10,149,491
Farming and Agriculture -- 0.6%
   Scotts Co.................................. BTL-B   Ba3    BB  12/31/07    996,154   1,002,504
                                                                                      -----------
Finance -- 2.3%
   Metris Cos., Inc........................... BTL     Ba3    B+  06/30/03  3,000,000   2,915,625
   UPC Financing Partnership.................. BTL C2   B3     C  03/31/09  1,187,500     960,688
                                                                                      -----------
                                                                                        3,876,313

See Notes to Financial Statements.

      SunAmerica Senior Floating Rate Fund, Inc.
      PORTFOLIO OF INVESTMENTS -- June 30, 2002 -- (unaudited) (continued)
-------------------------------------------------------------------------------

                                                           Ratings/1/  Maturity
                                                           ----------- --------
                                                    Type   Moody's S&P Date/2/     Par       Value
Industry    Description                            ------- ------- --- -------- ---------- ----------
Grocery -- 1.4%
   Pathmark Stores, Inc........................... BTL-B 2  Ba3    BB- 07/15/07 $2,281,898 $2,293,308
                                                                                           ----------
Healthcare, Education and Childcare -- 1.8%
   Davita, Inc.................................... BTL-B    Ba3    BB- 03/31/09    997,500  1,001,942
   Insight Health Services Acquisition Corp....... BTL-B     B1    B+  10/17/08    992,500    998,083
   Sybron Dental Management, Inc.................. BTL-B    Ba3    BB- 06/06/09  1,000,000  1,000,000
                                                                                           ----------
                                                                                            3,000,025
Home and Office Furnishings, Housewares -- 3.2%
   Buhrmann, Inc. NV.............................. BTL-B    Ba3    BB- 10/26/07  2,895,428  2,890,601
   Shop Vac Corp.................................. BTL-B    W/R    BB  07/08/07  2,598,750  2,585,756
                                                                                           ----------
                                                                                            5,476,357
Hotels, Motels, Inns, and Gaming -- 4.3%
   Extended Stay America, Inc..................... BTL-B    Ba3    BB- 01/15/08  2,892,665  2,911,346
   Las Vegas Sand, Inc............................ BTL-B     B2    B+  06/04/08  1,000,000  1,015,000
   Wyndham International.......................... BTL      Ba3    W/R 06/30/06  3,704,277  3,314,172
                                                                                           ----------
                                                                                            7,240,518
Insurance -- 1.1%
   Willis Corroon (North America)................. BTL-B    Ba2    BB  11/19/06  1,709,917  1,702,080
   Willis Corroon (North America)................. BTL-C    Ba2    BB  11/19/07    150,923    150,483
                                                                                           ----------
                                                                                            1,852,563
Leisure, Amusement, Entertainment -- 4.2%
   Frontiervision Operating Partners, L.P......... BTL-B     B2     D  03/31/06  2,000,000  1,722,500
   KSL Recreation Group, Inc...................... BTL-A    Ba3    B+  04/30/05    989,583    987,315
   KSL Recreation Group, Inc...................... BTL-B    Ba3    B+  04/30/06    989,583    988,501
   Metro-Goldwyn-Mayer, Inc....................... BTL-B    Ba3    BB- 06/30/08  2,500,000  2,516,408
   Regal Cinemas, Inc............................. BTL-B     B1    BB- 12/31/07    975,000    985,969
                                                                                           ----------
                                                                                            7,200,693
Mining, Steel, Iron and Nonprecious Metals -- 1.3%
   CII Carbon, L.L.C.............................. BTL       NR    NR  06/25/08    206,271    165,016
   Ispat Inland L.P............................... BTL-B    Caa2   B-  07/16/05  1,238,889    799,084
   Ispat Inland L.P............................... BTL-C    Caa2   B-  07/16/06  1,238,889    799,084
   Ispat Sidbec, Inc.............................. BTL-B     NR    B-  07/16/04    310,825    226,902
   Ispat Sidbec, Inc.............................. BTL-C     NR    B-  07/16/05    310,825    226,902
                                                                                           ----------
                                                                                            2,216,988
Oil and Gas -- 1.5%
   Tesoro Petroleum Co............................ BTL-B    Ba3    BB+ 12/31/07  2,484,775  2,477,632
                                                                                           ----------
Personal and Nondurable Consumer Products -- 3.3%
   Church & Dwight Co., Inc....................... BTL-B    Ba2    BB  09/30/07  1,500,000  1,516,742
   Playtex Products, Inc.......................... BTL-C    Ba2    BB- 05/31/09  2,000,000  2,017,500
   United Industries Corp......................... BTL-B     B1     B  01/20/06  2,074,016  2,085,683
                                                                                           ----------
                                                                                            5,619,925
Personal, Good and Misc. Services -- 0.5%
   Stewart Enterprises, Inc....................... BTL      Ba3    BB  06/30/06    863,933    869,692
                                                                                           ----------

See Notes to Financial Statements.

      SunAmerica Senior Floating Rate Fund, Inc.
      PORTFOLIO OF INVESTMENTS -- June 30, 2002 -- (unaudited) (continued)
-------------------------------------------------------------------------------

                                                           Ratings/1/  Maturity
                                                          ------------ --------
                                              Type        Moody's S&P  Date/2/     Par          Value
Industry    Description                 ----------------- ------- ---- -------- ----------- ------------
Printing and Publishing -- 4.7%
   American Color Graphics, Inc........ BTL-B               B2     B+  03/31/05 $ 3,284,207 $  3,267,786
   Transwestern Publishing Co., LLC.... BTL-B              Ba3     B+  06/27/08   1,985,000    2,004,850
   Journal Register.................... BTL-B              Ba1    BB+  09/30/06   1,762,990    1,751,972
   Reader's Digest Associations, Inc... BTL-B              Baa3   BB+  05/20/08   1,000,000    1,006,667
                                                                                            ------------
                                                                                               8,031,275
Retail Stores -- 0.1%
  * Quality Stores (Central Tractor)... BTL-B               B3     D   04/30/06     981,773      196,355
                                                                                            ------------
Telecommunications -- 6.5%
   American Cellular Corp.............. BTL-B               B3    CCC+ 03/31/08     298,643      220,622
   American Cellular Corp.............. BTL-C               B3    CCC+ 03/31/09     341,306      252,140
   Centennial Cellular Corp............ BTL-B Puerto Rico   B1     B+  05/31/07   2,448,188    1,903,466
  * Global Crossing Holding LTD........ BTL-B              Caa2    D   06/30/06   2,490,909      494,029
   Nextel Finance Co................... BTL-B              Ba3    BB-  06/30/08   1,750,000    1,384,688
   Nextel Finance Co................... BTL-C              Ba3    BB-  12/31/08   1,000,000      791,250
   Ntelos, Inc......................... BTL-B               B3     B+  06/25/08   1,500,000    1,233,750
   RCN Corp............................ BTL-B              Caa1   CCC+ 06/30/07     750,000      549,375
   Rural Cellular...................... BTL-B              Ba3     B+  10/03/08   1,571,562    1,375,117
   Rural Cellular...................... BTL-C              Ba3     B+  04/03/09   1,571,562    1,375,117
   Sygnet Wireless, Inc................ BTL-B              Ba3    BB-  03/23/07     778,696      698,490
   Sygnet Wireless, Inc................ BTL-C              Ba3    BB-  12/23/07     831,880      746,191
                                                                                            ------------
                                                                                              11,024,235
Textiles and Leather -- 0.9%
  * Globe Manufacturing................ BTL-B               NR     NR  07/15/06     859,480       25,784
   Samsonite Corp...................... BTL                 B2     B   06/24/05   1,538,414    1,446,109
                                                                                            ------------
                                                                                               1,471,893
Utilities -- 5.6%
   Calpine Corp........................ BTL-B              Ba3    BBB- 05/04/04   1,500,000    1,482,774
   Michigan Electric Transmission Co... BTL                Baa2   BB+  05/01/07   1,000,000    1,009,375
   Southern California Edison Co....... BTL-A              Ba2     BB  03/03/03   1,000,000    1,002,625
   Southern California Edison Co....... BTL-B              Ba2     BB  03/01/05   2,000,000    2,021,042
   Weststar Energy, Inc................ Revolver           Ba1    BB+  06/06/05      40,000       38,900
   Weststar Energy, Inc................ BTL                Ba1    BB+  06/06/05   4,000,000    4,025,000
                                                                                            ------------
                                                                                               9,579,716
                                                                                            ------------
   TOTAL LOANS (cost $176,488,057**)...                                                     $162,417,686
                                                                                            ------------
                                                                                  Shares
SHORT-TERM INVESTMENTS -- 6.8%                                                  -----------
   SSgA Money Market Fund (cost $11,537,448**)..............................     11,537,448 $ 11,537,448
                                                                                            ------------
TOTAL INVESTMENTS -- 102.4% -- (cost $188,025,505**)...........................             $173,955,134
                                                                                            ------------
OTHER ASSETS AND LIABILITIES, NET -- (2.4)%....................................             $ (3,999,693)
                                                                                            ------------
NET ASSETS -- 100.0%...........................................................             $169,955,441
                                                                                            ============

See Notes to Financial Statements.

      SunAmerica Senior Floating Rate Fund, Inc.
      PORTFOLIO OF INVESTMENTS -- June 30, 2002 -- (unaudited) (continued)
--------------------------------------------------------------------------------


  * Issuer is in default of interest payments.
 ** The cost for Federal Income Tax purposes is the same as the cost presented for book purposes.
BTL Bank Term Loan.
DIP Debtor-in-possession.
 NR Security is not rated.
  1 Bank loans rated below Baa by Moody's Investor Service, Inc. or BBB by
    Standard & Poor's Group are considered below investment grade. Ratings are unaudited.
  2 Loans in the Fund's portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The Fund estimates that the average maturity of the Loans held in its portfolio will be approximately 36 months.
  3 The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London
    Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior
    Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

See Notes to Financial Statements.

      SunAmerica Senior Floating Rate Fund, Inc.
      NOTES TO FINANCIAL STATEMENTS -- June 30, 2002 -- (unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION OF THE FUND. The SunAmerica Senior Floating Rate Fund, Inc. (the "Fund", formerly known as the North American Senior Floating Rate Fund, Inc.) is a non-diversified closed-end, management investment company. The Fund is organized as a Maryland Corporation and is registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in senior secured floating rate loans and other institutionally traded senior secured floating rate debt obligations.

The Fund may offer four classes of shares. Class B shares are sold to the public at net asset value and are subject to an Early Withdrawal Charge which declines from 3% in the first year after purchase to zero after the fourth year. Class C shares are sold to the public at net asset value and are subject to an Early Withdrawal Charge of 1% in the first year after purchase. Class D shares are sold and redeemed at net asset value, and were issued to shareholders of the CypressTree Senior Floating Rate Fund upon its merger into the Fund on May 11, 2001. Class D shares are sold only to investors participating in a fee-based investment advisory program (wrap program) or agency commission program, or to current Class D shareholders. Class A shares are not currently offered, and are available only upon the conversion of Class B and C shares after being held by the shareholders for eight and ten years, respectively. The share classes differ in their respective distribution and service fees. Investment income, realized and unrealized capital gains and losses and common expenses of the Fund are allocated pro-rata to each class based on the average daily net assets of each class. Dividends are declared separately for each class. All classes have equal rights to assets and voting privileges.

On August 29, 2001, American International Group, Inc. (AIG), a Delaware corporation acquired American General Corp. (the "Merger") and American General Asset Management Corp. ("AGAM") and American General Funds Distributors, Inc. ("AGFD") became subsidiaries of AIG. Since SunAmerica Asset Management Corp. ("SAAMCo") is also a subsidiary of AIG, in order to facilitate restructuring and eliminate duplication of functions which became apparent in the Merger, pursuant to approval by shareholders on October 19, 2001, SAAMCo replaced AGAM as Investment Adviser on November 16, 2001. Also as part of this restructuring, the Fund's name changed from the North American Senior Floating Rate Fund to the SunAmerica Senior Floating Rate Fund.

Effective November 16, 2001, SAAMCo became investment adviser for the Fund, pursuant to approval by the Fund's shareholders. Previously, AGAM had served as the Fund's investment adviser. Effective June 1, 2001, Stanfield Capital Partners LLC ("Stanfield") became the Fund's subadviser. Previously, CypressTree Investment Management Company, Inc. ("CIMCO") had been subadviser to the Fund. Also effective November 16, 2001, SunAmerica Capital Services, Inc. ("SACS"), an affiliate of SAAMCo, serves as principal underwriter and distributor for the Fund. Previously, AGFD served as principal underwriter and distributor for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES. The policies described below are followed when preparing the Fund's financial statements. These policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP").

      SunAmerica Senior Floating Rate Fund, Inc.
      NOTES TO FINANCIAL STATEMENTS -- June 30, 2002 -- (unaudited) (continued)
--------------------------------------------------------------------------------
Security Valuation. The Fund's investments in loan interests ("Loans") are valued in accordance with guidelines established by the Board of Directors. Under the Fund's current guidelines, Loans for which an active secondary market exists to a reliable degree in the subadviser's opinion will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a Board-approved loan pricing service. Loans for which an active secondary market does not exist to a reliable degree in the subadviser's opinion will be valued at fair value, which is intended to approximate market value. In valuing a Loan at fair value, the subadviser will consider, among other factors, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until next interest rate reset and maturity. Other portfolio securities may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, other portfolio securities are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Obligations purchased with remaining maturities of 60 days or less are valued at amortized cost unless this method is determined not to produce fair valuation. Repurchase agreements and investments in money market funds are valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Board of Directors of the Fund.

The secured senior loans in which the Fund invests are not listed on any exchange, and the secondary market for those loans is relatively illiquid compared to markets for other fixed-income securities. As a result, the value of a loan determined without referring to an actual sale may be different from what would have been reported if the secondary loan market were more active, and the differences could be material.

Capital Loss Carryforwards. At December 31, 2001, capital loss carryforwards available to offset future recognized gains were approximately $11,520,141, with $9,669 expiring in 2005, $334,309 expiring in 2007, $1,179,134 expiring in 2008, and $9,997,029 expiring in 2009.

Distributions of Income and Gains. Distributions of net investment income are declared as a dividend to shareholders of record as of the close of business each day and are paid monthly. The Fund distributes realized net capital gains, if any, at least annually, after offset by any capital loss carryovers.

For the year ended December 31, 2001, book/tax differences resulted in reclassifications which increased accumulated undistributed net investment income by $47,283, decreased accumulated net realized gains (losses) by $1,258,529, and increased additional paid-in-capital by $1,211,246.

Repurchase Agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a

      SunAmerica Senior Floating Rate Fund, Inc.
      NOTES TO FINANCIAL STATEMENTS -- June 30, 2002 -- (unaudited) (continued)
--------------------------------------------------------------------------------
level that the market value is equal to at least 102% of the resale price, and the Fund will take constructive receipt of all securities underlying the repurchase agreements until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase price.

Capital Accounts. The Fund reports the accumulated undistributed net investment income (loss) and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without impacting net asset value.

Estimates.   Preparing the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the amounts and disclosure reported for the reporting period and as of the end of the reporting period. Actual results could differ from those estimates.

Income. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Facility fees received, which were $205,404 for the six months ended June 30, 2002, are recognized as income over the stated life of the loan. Other income, including amendment fees, commitment fees, letter of credit fees, etc., which were $365,941 for the six months ended June 30, 2002, are recorded as income when received or contractually due to the Fund.

Gains/Losses. Gains or losses realized on the sale of portfolio assets are recognized on the settlement date using the specific identification method.

Statement of Cash Flows: Information on financial transactions which have been settled through the receipt of disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account, and does not include any short-term investments at June 30, 2002.

      SunAmerica Senior Floating Rate Fund, Inc.
      NOTES TO FINANCIAL STATEMENTS -- June 30, 2002 -- (unaudited) (continued)
--------------------------------------------------------------------------------

3. CAPITAL SHARES. The Fund has 1,000,000,000 of $.01 par value shares authorized that may be issued in four different classes, of which three classes were outstanding for the six months ending June 30, 2002. Share activity for the six months ended June 30, 2002, and the year ended December 31, 2001, was as follows:

                                      For the
                                  six months ended           Year Ended
                               ---------------------  ------------------------
                                   June 30, 2002          December 31, 2001
                               ---------------------  ------------------------
                                Shares     Capital      Shares       Capital
 Class B                       --------  -----------  ----------  ------------
 Sold.........................  300,293  $ 2,717,090   1,128,178  $ 10,737,469
 Reinvestment of distributions   47,107      424,034     193,381     1,815,796
 Redeemed..................... (844,578)  (7,652,468) (1,918,482)  (17,847,627)
                               --------  -----------  ----------  ------------
    Net increase (decrease)... (497,178) $(4,511,344)   (596,923) $ (5,294,362)
                               ========  ===========  ==========  ============

                                       For the
                                  six months ended              Year Ended
                              ------------------------  --------------------------
                                    June 30, 2002            December 31, 2001
                              ------------------------  --------------------------
                                Shares       Capital       Shares       Capital
Class C                       ----------  ------------  -----------  -------------
Sold.........................    368,608  $  3,339,745    4,837,575  $  46,051,885
Reinvestment of distributions    169,469     1,536,138      913,546      8,596,820
Redeemed..................... (3,924,313)  (35,529,831) (13,781,411)  (129,020,037)
                              ----------  ------------  -----------  -------------
   Net increase (decrease)... (3,386,236) $(30,653,948)  (8,030,290) $ (74,371,332)
                              ==========  ============  ===========  =============

                                                                                            For the
                                                                                        six months ended
                                                                                     ---------------------
                                                                                         June 30, 2002
                                                                                     ---------------------
                                                                                      Shares     Capital
Class D                                                                              --------  -----------
Sold................................................................................   28,917  $   264,094
Shares issued in connection with the merger of CypressTree Senior Floating Rate Fund
 (See note 13)......................................................................       --           --
Reinvestment of distributions.......................................................   34,366      311,519
Redeemed............................................................................ (624,315)  (5,648,386)
                                                                                     --------  -----------
   Net increase (decrease).......................................................... (561,032) $(5,072,773)
                                                                                     ========  ===========

                                                                                      Period From May 2, 2001
                                                                                     ------------------------
                                                                                       to December 31, 2001
                                                                                     ------------------------
                                                                                       Shares       Capital
Class D                                                                              ----------  ------------
Sold................................................................................    164,896  $  1,535,034
Shares issued in connection with the merger of CypressTree Senior Floating Rate Fund
 (See note 13)......................................................................  5,108,055    48,378,386
Reinvestment of distributions.......................................................    104,989       975,702
Redeemed............................................................................ (2,458,503)  (22,847,002)
                                                                                     ----------  ------------
   Net increase (decrease)..........................................................  2,919,437  $ 28,042,120
                                                                                     ==========  ============

      SunAmerica Senior Floating Rate Fund, Inc.
      NOTES TO FINANCIAL STATEMENTS -- June 30, 2002 -- (unaudited) (continued)
--------------------------------------------------------------------------------

In order to provide shareholders with liquidity and the ability to receive net asset value on a disposition of shares, the Fund will make monthly offers to repurchase a percentage (usually 10%) of outstanding shares at net asset value. Shareholders are sent a Notification of Repurchase Offer seven to fourteen days before each monthly repurchase offer. During the six months ended June 30, 2002, the Fund made six Repurchase Offers, and actually redeemed the amounts shown in the table below. In no case was a monthly Repurchase Offer oversubscribed.

                                           Amount Tendered
                                        ---------------------
                                         Shares     Capital
                                        --------- -----------
                   January.............   871,199 $ 7,270,634
                   February............   855,954   7,996,847
                   March............... 1,438,537  12,595,713
                   April...............   805,142   7,316,950
                   May.................   635,118   5,728,204
                   June................   663,000   6,130,441

4. PURCHASES AND SALES OF SECURITIES. During the six months ended June 30, 2002, the Fund's cost of purchases of Loans and proceeds from Loan sales were $51,611,839 and $41,584,597, respectively. Unrealized appreciation and depreciation in the value of investments at June 30, 2002 for federal income tax purposes were as follows:

               Gross unrealized appreciation...... $    508,787
               Gross unrealized depreciation......  (14,579,158)
                                                   ------------
               Net unrealized depreciation........ $(14,070,371)
                                                   ============

5. INVESTMENT ADVISORY AGREEMENT. The Fund currently maintains an Investment Advisory Agreement with SAAMCo ("Adviser"), who is responsible for managing the corporate and business affairs of the Fund, and selects, contracts with and compensates the subadviser to manage the Fund's assets. As compensation for its services the Adviser receives from the Fund an annual fee equal to the following percentage of average daily gross assets: 0.85% for the first $1 billion of average daily gross assets; 0.80% for average daily gross assets between $1 billion and $2 billion; and 0.75% for average daily gross assets of more than $2 billion. For purposes of computing the advisory fee, average daily gross assets are determined by deducting from total assets of the Fund all liabilities except the principal amount of any indebtedness from money borrowed, including debt securities issued by the Fund.

Stanfield Capital Partners, LLC ("Stanfield") acts as sub-adviser to the Fund pursuant to a Subadvisory Agreement with SunAmerica. Under the Subadvisory Agreement, the Adviser manages the investment and reinvestment of the Fund's assets. As compensation for its services as subadviser, Stanfield is entitled to receive from SAAMCo an annual fee paid monthly equal to the following percentage of average daily gross assets: 0.25% for the first $1 billion of average daily gross assets; 0.20% for average daily gross of more

      SunAmerica Senior Floating Rate Fund, Inc.
      NOTES TO FINANCIAL STATEMENTS -- June 30, 2002 -- (unaudited) (continued)
--------------------------------------------------------------------------------
than $1 billion. Stanfield received $239,010 as compensation for its services. Average daily gross assets are computed as described above. The fee paid to the subadviser is not an additional charge to the Fund or its shareholders.

SAAMCo also serves as the Fund's Administrator under an Administration Agreement and is responsible for managing the Fund's business affairs, subject to supervision by the Fund's Board of Directors. For its services, SAAMCo receives an annual fee equal to 0.40% of average daily gross assets of the Fund. Average daily gross assets are computed as described above. For the six months ended June 30, 2002, SAAMCo received adviser and administrator fees in the amounts of $812,628 and $382,413, respectively, and SACS received distributor (12b-1) fees and early withdrawal charges on redemptions in the amount of $627,736 and $96,901, respectively.

During the six months ended June 30, 2002, the Fund did not engage in any purchase or sale transaction in accordance with Rule 17a-7, under the Investment Company Act of 1940.

6. EXPENSE REIMBURSEMENT. Pursuant to the Investment Advisory Agreement, the Adviser voluntarily waived the advisory fee and reimbursed expenses in order to maintain an expense ratio on the Fund that did not exceed a certain voluntary rate. These rates are 1.45% for Class B, 1.50% for Class C, and 1.25% for Class
D. For the six months ended June 30, 2002, the Adviser waived fees and reimbursed expenses in the amounts of $717,590 and $104,612, respectively.

7. FEDERAL INCOME TAXES. It is the Fund's policy to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute all of its taxable income and any net realized gain on investments to its shareholders each year. Accordingly, no federal income tax provision is required. All distributions to shareholders for the twelve months ended December 31, 2001, were taxable to shareholders as ordinary dividends.

The tax components of distributable earnings differs from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from the merger of the CypressTree Senior Floating Rate Fund into the Fund on May 11, 2001 and post-October losses. On a tax basis, the Fund distributed ordinary income dividends of $17,006,957 during the year ended December 31, 2001, and had undistributed ordinary income of $105,641 at December 31, 2001.

8. DISTRIBUTION PLAN. The Fund has adopted Distribution Plans ("Plans") applicable to Class B and C shares to use the assets attributable to that class of shares of the Fund to finance certain activities relating to the distribution of shares to investors. The Plans are compensation plans providing for the payment to SACS, and previously to AGFD, of a fixed percentage of 0.50% of average net assets to finance distribution expenses, and 0.25% of average net assets to finance service fees.

9. DIRECTOR RETIREMENT PLAN. The Directors of the Fund participate in the SunAmerica Disinterested Trustees' and Directors' Retirement Plan ("Retirement Plan"). The Retirement Plan provides generally that if an unaffiliated Director who has at least 10 years of consecutive service as a Disinterested

      SunAmerica Senior Floating Rate Fund, Inc.
      NOTES TO FINANCIAL STATEMENTS -- June 30, 2002 -- (unaudited) (continued)
--------------------------------------------------------------------------------
Director of any of the SunAmerica mutual funds (an "Eligible Director") retires after reaching age 60 but before age 70, or dies while a Director, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he is an Eligible Director. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Director will be credited with an amount equal to 50% of his regular fees (excluding committee fees) for services as a Disinterested Director of each SunAmerica mutual fund for the calendar year in which such birthday occurs. Accumulated amounts earn interest at the rate of 8.5% per year. An Eligible Director may elect to receive any benefits payable under the Retirement Plan either in one lump sum or in up to fifteen annual installments. Any undistributed amounts continue to accrue interest at 8.5% per year.

10. LINE OF CREDIT. The Fund currently has an agreement with State Street Bank & Trust that provides a $20,000,000 committed unsecured Line of Credit to the Fund which will be used for cash overdraft protection. The Fund pays a commitment fee of 0.10% on the unused portion annually, and interest is charged on any borrowed amounts at the currently effective Federal Funds Rate plus 0.50%. This Line of Credit was not used during the six months ended June 30, 2002.

11. SENIOR LOAN PARTICIPATION COMMITMENTS. The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons positioned between the Fund and the Borrower.

12.  UNFUNDED LOAN COMMITMENTS.

On June 30, 2002, the Fund had the following unfunded loan commitment securities which could be extended at the option of the Borrower:

                           Name                         Type     Amount
                           ----                       -------- ----------
                           Classic Cable, Inc........ DIP      $  584,312
                           Huntsman International LLC Revolver  1,520,131
                           Lyondell Chemical Co...... BTL-B     3,000,000
                           Pacificare Health Systems, Inc. Revolver    38
                           Panamsat Corp............. Revolver  1,637,621
                           Purina Mills, Inc......... Revolver    165,967
                           RCN Corp.................. Revolver  1,353,750
                           Solectron Corp............ Revolver  2,500,000
                           Westar Energy, Inc........ Revolver    960,000

      SunAmerica Senior Floating Rate Fund, Inc.
      NOTES TO FINANCIAL STATEMENTS -- June 30, 2002 -- (unaudited) (continued)
--------------------------------------------------------------------------------

13. ACQUISITIONS. On May 10, 2001, the Fund acquired substantially all of the assets and liabilities of the CypressTree Senior Floating Rate Fund in a tax-free exchange approved by the shareholders of CypressTree Senior Floating Rate Fund. The number and value of shares issued by the Fund for the tax-free exchange are presented in the schedule of Capital Stock Activity (Note 3). Net assets and unrealized appreciation/(depreciation) as of the acquisition date were as follows:

Net Assets of the Fund prior to the acquisition........................ $265,321,840
Net Assets of CypressTree Senior Floating Rate prior to the acquisition $ 48,378,386
                                                                        ------------

Aggregate net assets of the Fund immediately following the acquisition. $313,700,226

Unrealized depreciation in CypressTree Senior Floating Rate Fund....... $ (3,451,694)

      SunAmerica Senior Floating Rate Fund, Inc.
      DIRECTORS INFORMATION (unaudited)
--------------------------------------------------------------------------------

The following table contains basic information regarding the Directors that oversee operations of the Funds and other investment companies within the Fund complex.

                                                                              Number of
                                   Term of                                    Funds in
                        Position  Office and                                    Fund               Other
        Name,          Held With  Length of                                    Complex         Directorships
     Address and       SunAmerica    Time         Principal Occupations      Overseen by          Held by
    Date of Birth*      Complex     Served         During Past 5 Years       Trustee(1)         Trustee(2)
    --------------     ---------- ---------- ------------------------------- ----------- --------------------------
Dr. Judith L. Craven   Trustee    Since      Retired Administrator; Trustee,     72      Director, Compaq
DOB: October 6, 1945              June       VALIC Company I (November                   Computer Corporation
                                  2000       1998 to present); Director,                 (1992 to present);
                                             VALIC Company II, (August                   Director, A.G. Belo
                                             1998 to present); Director of               Corporation (1992 to
                                             SunAmerica Senior Floating                  present); Director, Sysco
                                             Rate Fund ("SASRF"),                        Corporation (1996 to
                                             President, United Way of the                present); Director,
                                             Texas Gulf Coast (1992-1998).               Luby's Inc. (1998 to
                                                                                         present); Director,
                                                                                         University of Texas
                                                                                         Board of Regents (May
                                                                                         2001 to present);
                                                                                         formerly, Director,
                                                                                         Cypress Tree Senior
                                                                                         Floating Rate Fund, Inc.
                                                                                         (June 2000 to May
                                                                                         2001); formerly, Director,
                                                                                         Houston Branch of the
                                                                                         Federal Reserve Bank
                                                                                         of Dallas (1992-2000);
                                                                                         formerly, Board
                                                                                         Member, Sisters of
                                                                                         Charity of the Incarnate
                                                                                         Word (1996-1999)
William F. Devin       Trustee    Since      Director/Trustee of SASRF;          72      Member of the Board of
DOB: December 30, 1938            August     VALIC Company I and VALIC                   Governors, Boston
                                  1998       Company II.                                 Stock Exchange (1985-
                                                                                         Present); formerly,
                                                                                         Executive Vice
                                                                                         President, Fidelity
                                                                                         Capital Markets, a
                                                                                         division of National
                                                                                         Financial Services
                                                                                         Corporation (1966-
                                                                                         1996); formerly,
                                                                                         Director, Cypress Tree
                                                                                         Senior Floating Rate
                                                                                         Fund, Inc. (October
                                                                                         1997-May 2001).

      SunAmerica Senior Floating Rate Fund, Inc.
      DIRECTORS INFORMATION (unaudited) -- (continued)
--------------------------------------------------------------------------------

                                                                               Number of
                                  Term of                                      Funds in
                       Position  Office and                                      Fund            Other
       Name,          Held With  Length of                                      Complex      Directorships
    Address and       SunAmerica    Time          Principal Occupations       Overseen by       Held by
   Date of Birth*      Complex     Served          During Past 5 Years        Trustee(1)      Trustee(2)
   --------------     ---------- ---------- --------------------------------- ----------- --------------------
Samuel M. Eisenstat   Chairman   Since      Attorney, solo practitioner;          43      Director of North
DOB: March 7, 1940    of the     November   Chairman of the Boards of                     European Oil Royalty
                      Board      2001       Directors/Trustees of                         Trust.
                                            SunAmerica Mutual Fund
                                            ("SAMF"), Anchor Series Trust
                                            ("AST") and SASRF.
Stephen J. Gutman     Trustee    Since      Partner and Managing Member           43      None
DOB: May 10, 1943                November   of B.B. Associates LLC
                                 2001       (menswear specialty retailing
                                            and other activities) since 1988;
                                            Director/Trustee of SAMF, AST
                                            and SASRF.
Peter A. Harbeck      Trustee    Since      Director and President,               80      None
DOB: January 23, 1954 and        November   SunAmerica, since 1995;
                      President  2001       Director, AIG Asset
                                            Management International, Inc.
                                            since 2000; Managing Director,
                                            John McStay Investment
                                            Counsel, L.P. since 1999;
                                            Director, SunAmerica Capital
                                            Services, Inc., since 1993;
                                            Director and President,
                                            SunAmerica Fund Services,
                                            Inc., since 1988; President,
                                            SAMF, AST and SASRF;
                                            Director, VALIC Company I and
                                            VALIC Company II, since
                                            October 2001.

--------
* The business address for each Director is the SunAmerica Center, 733 Third Avenue, 3rd floor, New York, NY 10017-3204.
(1) The "Fund Complex" consists of all registered investment company portfolios for which the investment advisor serves as investment advisor or business manager.
(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.

Additional information concerning the Directors is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

[LOGO] AIG Sun America
Mutual Funds

            The SunAmerica Center
            733 Third Avenue
            New York, NY 10017-3204

Directors                  Investment Adviser         This report is submitted
 Dr. Judith L. Craven       SunAmerica Asset          solely for the general
 William F. Devin             Management Corp.        information of
 Samuel M. Eisenstat        The SunAmerica Center     shareholders of the Fund.
 Stephen J. Gutman          733 Third Avenue          Distribution of this
 Peter A. Harbeck           New York, NY 10017-3204   report to persons other
                                                      than shareholders of the
Officers                   Distributor                Fund is authorized only
 Peter A. Harbeck,          SunAmerica Capital        in connection with a
   President                  Services, Inc.          currently effective
 Peter C. Sutton, Vice      The SunAmerica Center     prospectus, setting forth
   President                733 Third Avenue          details of the Fund,
 Robert M. Zakem,           New York, NY 10017-3204   which must precede or
   Secretary                                          accompany this report.
 Donna M. Handel,          Shareholder Servicing
   Treasurer               Agent                      The accompanying report
 J. Steven Neamtz, Vice     SunAmerica Fund           has not been examined by
   President                  Services, Inc.          independent
 Peter E. Pisapia, Vice     The SunAmerica Center     accountants and
   President and            733 Third Avenue          accordingly no opinion
   Assistant Secretary      New York, NY 10017-3204   has been expressed
 Abbe P. Stein, Vice                                  thereon.
   President and           Custodian and Transfer
   Assistant Secretary     Agent
 Joseph Kelly, Assistant    State Street Bank and
   Secretary                  Trust Company
 Julie A. Stamm,            P.O. Box 419572
   Assistant Secretary      Kansas City, MO
 Laura E. Filippone,          64141-6572
   Assistant Treasurer
 Gregory R. Kingston,
   Vice President and
   Assistant Treasurer
 Donald H. Guire,
   Assistant Treasurer

Distributed by:
SunAmerica Capital Services, Inc.
SFSAN-06/02